Lease liabilities - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Leases [Line items]
Variable lease payment	$ 455
Percentage of variable lease payment	20.00%
Short-term lease expenses	$ 437
Undiscounted operating lease payments to be received	34,537
Assets under construction [member]
Disclosure Of Leases [Line items]
Undiscounted operating lease payments to be received	$ 54,026